UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2007
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	405 Lexington Ave

	52nd Floor
          	New York, NY 10174

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title:    Chief Operating Officer
Phone: 646-563-7610

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  May 14, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:17
Form 13F Information Table Value Total:  $667,591

						(thousands)
List of Other Included Managers:
  None

    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
ACCREDITED HOME LENDERS	COM	00437P107	 23,407 	2525000		SH	SOLE		2525000
BANKATLANTIC BANCORP INC-CL A	COM	065908501	 438 	40000		SH	SOLE		40000
CAPITAL ONE FINANCIAL CORP	COM	14040H105 80,229 	1063200		SH	SOLE		1063200
COMPUCREDIT CORP		COM	20478N100 161,595 	5176010		SH	SOLE		5176010
ENCORE CAPITAL GROUP INC	COM	292554102	 38,929 	3916400		SH	SOLE		3916400
FIRST ACCEPTANCE CORP		COM	318457108	22,706 	2168700		SH	SOLE		2168700
FIRST MARBLEHEAD CORP		COM	320771108	 146,694 	3267849		SH	SOLE		3267849
HIGHBURY FINANCIAL INC	COM	42982Y109 2,288 	400000		SH	SOLE		400000
MONTPELIER RE HLDGS LTD	COM	G62185106 26,515 	1529100		SH	SOLE		1529100
NETBANK INC			COM	640933107	 10,237 	4632090		SH	SOLE		4632090
OCWEN FINANCIAL CORP		COM	675746309	 6,435 	500000		SH	SOLE		500000
PORTFOLIO RECOVERY ASSOCIATESCOM	73640Q105 20,220 	452849		SH	SOLE		452849
PRIMUS GUARANTY LTD		COM	G72457107 29,880 	2429300		SH	SOLE		2429300
RENAISSANCERE HOLDINGS LTD	COM	G7496G103 88,297 	1761000		SH	SOLE		1761000
SUN AMERICAN BANCORP 		COM	86664A103  6,250 	1250000		SH	SOLE		1250000
TENNESSEE COMMERCE BANCORP 	COM	88043P108	 1,707 	63486		SH	SOLE		63486
WTS HIGHBURY FINANCIAL INC	WTS	42982Y117  690 	600000		SH	SOLE		600000

